Payments, Details - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 34,200,000	Taxes	UNITED STATES	snj:US-TX	Internal Revenue Service Department of the Treasury [Member]	Eagle Ford Shale Texas [Member]	Oil And Natural Gas [Member]	Upstream [Member]	Well